Debt, cash and cash equivalents and lease liabilities - Summary of Interest Rate of Net Debt at Value on Redemption (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Total debt	€ 16,531	€ 19,218	€ 20,250	€ 22,631
Cash and cash equivalents	(8,710)	(12,736)	(10,098)	€ (13,915)
Net debt	7,793	6,437	9,983
Value on redemption after derivative instruments
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Total debt		19,273	20,314
Cash and cash equivalents	(8,738)	(12,781)	(10,267)
Net debt	€ 7,835	€ 6,492	€ 10,047
Debt, percent		100.00%	100.00%
Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Total debt		€ 16,386	€ 17,612
Debt, percent	69.00%	85.00%	87.00%
Value on redemption after derivative instruments | Floating-rate debt
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Total debt		€ 2,886	€ 2,702
Debt, percent	31.00%	15.00%	13.00%